DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

September 11, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 208 to the Registration Statement on Form N-1A of DWS Communications Fund (to be renamed DWS Digital Horizons Fund) (the “Fund”), a series of Deutsche DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Dear Commission Staff:

We are filing today through the EDGAR system, on behalf of the Fund's, Post-Effective Amendment No. 208 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on December 2, 2024. No fees are required in connection with this filing.

This filing is being made for the Fund principally to reflect: (i) a new Fund name; (ii) replacement of the Fund’s 80% investment policy; (iii) modification of the Fund’s concentration policy; and (iv) replacement of the fund’s primary broad-based securities market index. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on April 25, 2024 in Post-Effective Amendment No. 207 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.